Other Operational Loss	12 Months Ended
Dec. 31, 2012
Other Operational Loss [Abstract]
Other Operational Loss

10.          Other Operational Loss:

On September 29, 2010, the Company agreed with a third party to sell a 45% interest in the future proceeds related to the recovery of certain of the commercial claims against a consideration of $5,000 (Note 15(a) and Note 15(d)). During the year ended December 31, 2011 the Company paid $4,050 to the third party relating to the settlement of one of the legal cases included in the above mentioned agreement. This amount is presented in "Other operational loss" in the accompanying consolidated statements of loss. For the year ended December 31, 2012, other operational loss amounting to $1,226 mainly consists of an amount of $1,131 representing the expense incurred by the Company towards the third party mentioned above, in connection with the settlement of one of the legal cases also included in the above mentioned agreement. For the year ended December 31, 2010, no other operational loss was recorded.